ACQUISITIONS - Schedule of estimated fair values of the assets acquired and liabilities assumed (Details) - USD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Goodwill		$ 1,754.1	$ 1,695.7
Cyberint Ltd. (“Cyberint”)
Business Acquisition [Line Items]
Goodwill	$ 133.4
Net assumed liabilities	(11.7)
Total	$ 188.6
Cyberint Ltd. (“Cyberint”) | Core technology
Business Acquisition [Line Items]
Weighted Average Useful Life	7 years
Intangible assets	$ 51.2
Cyberint Ltd. (“Cyberint”) | Customer relationship
Business Acquisition [Line Items]
Weighted Average Useful Life	1 year
Intangible assets	$ 15.7